Significant Accounting Policies and Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Accounting Policies

2. Significant Accounting Policies and Recent Accounting Pronouncements

  Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Diana Containerships Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation.

  Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other Comprehensive Income / (loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders' equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05.

  Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company's accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the years presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

  Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

  Restricted Cash: Restricted cash includes minimum cash deposits required to be maintained under the Company's borrowing arrangements.

  Accounts Receivable, Trade: The account includes receivables from charterers for hire, freight and demurrage billings. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been made as of December 31, 2016 and 2015.

  Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or market. Cost is determined by the first in, first out method. Inventories may also consist of bunkers when the vessel operates under freight charter or when on the balance sheet date a vessel has been redelivered by her previous charterers and has not yet been delivered to new charterers, or remains idle. Bunkers are also stated at the lower of cost or market and cost is determined by the first in, first out method.

  Prepaid/Deferred Charter Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at their relative fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. In determining the relative fair value, when the present value of the contractual cash flows of the time charter assumed is different than its current fair value, the difference, capped to the excess between the acquisition cost and the vessel's fair value on a charter free basis, is recorded as prepaid charter revenue or as deferred revenue, respectively. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

  Vessel Cost: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

  Vessel Depreciation: The Company depreciates containership vessels on a straight-line basis over their estimated useful lives, after considering the estimated salvage value. Each vessel's salvage value is the product of her light-weight tonnage and estimated scrap rate, which is estimated at $0.35 per light-weight ton for all vessels in the fleet. Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel's useful life is adjusted at the date such regulations are adopted.

  Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over her remaining useful life and her eventual disposition is less than her carrying amount, the Company evaluates the vessel for impairment loss. Measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on management estimates and assumptions and by making use of available market data and third party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the containerships market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessels' operating expenses, vessels' residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations.

  The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels' performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days (based, to the extent applicable, on the most recent 10 year average historical 6-12 months time charter rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of commissions, expected outflows for scheduled vessels' maintenance and vessel operating expenses assuming an average annual inflation rate of 3.5%.  Effective fleet utilization is assumed to 98% in the Company's exercise, if vessel not laid-up, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off hire days each year, assumptions in line with the Company's historical performance. The review of the vessel's carrying amounts in connection with the estimated recoverable amounts for 2016 and 2015 indicated impairment charges for certain of the Company's vessels, which are separately reflected in the accompanying consolidated statements of operations (Note 5), while the review for 2014 did not result in an indication of impairment.

  Assets held for sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies assets or assets in disposal groups as being held for sale in accordance with ASC 360-10-45-9 "Long-Lived Assets Classified as Held for Sale", when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an "as is" basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale.

  Accounting for Revenues and Expenses: Revenues are generated from time charter agreements. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time-charter revenues are recorded over the term of the charter as service is provided. Revenues from time charter agreements providing for varying annual rates over their term are accounted for on a straight line basis. Income representing ballast bonus payments, in connection with the repositioning of a vessel by the charterer to the vessel owner, are recognized in the period earned. Deferred revenue, if any, includes cash received prior to the balance sheet date for which all criteria for recognition as revenue would not be met, including any deferred revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight line basis.

  Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are due as revenues are earned.

  Earnings / (Loss) per Common Share: Basic earnings / (loss) per common share are computed by dividing net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings / (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

  Segmental Reporting: The Company has determined that it operates under one reportable segment, relating to its operations of the container vessels. The Company reports financial information and evaluates the operations of the segment by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

  Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel's sale. The unamortized dry-docking cost is reflected in Deferred Charges, net, in the accompanying consolidated balance sheets. Amortization of dry-docking costs, for 2016, 2015 and 2014 amounted to $657, $385 and nil, respectively, and is reflected in Depreciation and amortization of deferred charges, in the accompanying consolidated statement of operations.

  Financing Costs: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt, in accordance with ASU 2015-13: Interest-Imputation of Interest. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the fees relating to loan facilities not used at the balance sheet date, according to the loan availability terms. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred.

  Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

  Share Based Payment: ASC 718 “Compensation – Stock Compensation”, requires the Company to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Employee share purchase plans will not result in recognition of compensation cost if certain conditions are met. The Company initially measures the cost of employee services received in exchange for an award or liability instrument based on its current fair value; the fair value of that award or liability instrument is remeasured subsequently at each reporting date through the settlement date. Changes in fair value during the requisite service period are recognized as compensation cost over that period, with the exception of awards granted in the form of restricted shares which are measured at their grant date fair value and are not subsequently re-measured. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models adjusted for the unique characteristics of those instruments (unless observable market prices for the same or similar instruments are available). If an equity award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

  Variable Interest Entities: ASC 810-10-50 “Consolidation of Variable Interest Entities”, addresses the consolidation of business enterprises (variable interest entities) to which the usual condition (ownership of a majority voting interest) of consolidation does not apply. The guidance focuses on financial interests that indicate control. It concludes that in the absence of clear control through voting interests, a company's exposure (variable interest) to the economic risks and potential rewards from the variable interest entity's assets and activities are the best evidence of control. Variable interests are rights and obligations that convey economic gains or losses from changes in the value of the variable interest entity's assets and liabilities. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist, as the primary beneficiary would be required to include assets, liabilities, and the results of operations of the variable interest entity in its financial statements. The Company's evaluation did not result in an identification of variable interest entities as of December 31, 2016 and 2015.

  Fair Value Measurements: The Company follows the provisions of ASC 820 "Fair Value Measurements and Disclosures", which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

  Level 1: Quoted market prices in active markets for identical assets or liabilities;
  Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
  Level 3: Unobservable inputs that are not corroborated by market data.

  Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

New Accounting Pronouncements

Recent Accounting Standards Adopted

Going Concern: In August 2014, the FASB issued ASU No. 2014-15 – Presentation of Financial Statements - Going Concern. ASU 2014-15, which provides guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. The Company has adopted the provisions of ASU 2014-05 (Note 3) on December 31, 2016.

New Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

(a)        In July 2015, the FASB issued ASU No. 2015-11 –Inventory.  ASU 2015-11 is part of FASB Simplification Initiative. Current guidance requires an entity to measure inventory at the lower of cost or market. Market could be the replacement cost, net realizable value or net realizable value less an approximately normal profit margin. Under this Update, the entities will be required to measure inventory at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The amendments under the Update more closely align measurement of inventory in US GAAP with the measurement of inventory in IFRS.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments of this Update should be applied prospectively with early application permitted. The Company does not expect the adoption of this ASU to have a material impact on Company's results of operations, financial position or cash flows.

(b)        In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. The Company is analyzing the impact of the adoption of this guidance on the Company's consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting.

(c)       In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU" or "Update") No. 2016-09- Compensation-Stock Compensation – Improvements to Employee Share-Based Payment Accounting (Topic 718) which involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Under the new standard, all excess income tax benefits and deficiencies are to be recognized as income tax expense or benefit in the income statement and the tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity should also recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Excess Tax benefits should be classified along with other income tax cash flows as an operating activity. In regards to forfeitures, the entity may make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016 including interim periods within that reporting period, however early adoption is permitted. The Company has adopted the provisions of ASU 2016-09, which did not impact its consolidated financial statements and notes disclosures.

(d) In May and April 2016, the FASB issued two Updates with respect to Topic 606: ASU 2016-10, “Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing” and ASU 2016-12, “Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients.” The amendments in these Updates do not change the core principle of the guidance in Topic 606, which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) Identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The amendments in Update 2016-10 simply clarify the following two aspects of Topic 606: (1) identifying performance obligations and (2) licensing implementation guidance. The amendments in Update 2016-12 similarly affect only certain narrow aspects of Topic 606; namely, (1) “Assessing the Collectibility Criterion in Paragraph 606-10-25-1(e) and Accounting for Contracts That Do Not Meet the Criteria for Step 1 (Applying Paragraph 606-10-25-7),” (2) “Presentation of Sales Taxes and Other Similar Taxes Collected from Customers,” (3) “Noncash Consideration,” (4) “Contract Modifications at Transition,” (5) “Completed Contracts at Transition,” and (6)  “Technical Correction.” The amendments in these Updates also affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. The effective date and transition requirements for the amendments in these Updates are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date,” has deferred the effective date of Update 2014-09 for public business entities to annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted. The new revenue standard may be applied using either of the following transition methods: (1) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (2) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures). The Company will adopt the standard in the first quarter of 2018 and preliminary expects to use the modified retrospective method. However, the Company is in the process of reviewing its historical contracts to quantify the impact that the adoption of the standard will have on specific performance obligations.

(e)       In June 2016, the FASB issued ASU No. 2016-13– Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. The Company is in the process of assessing the impact of the amendment of this Update on the Company's consolidated financial position and performance.

(f)       In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses the following eight specific cash flow issues with the objective of reducing the existing diversity in practice: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.

(g) In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.